Borrowings (Details Narrative)	1 Months Ended	6 Months Ended
	Jan. 31, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	May 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Mar. 26, 2024 EUR (€)	Feb. 28, 2024	Feb. 08, 2024 EUR (€)
Short-Term Debt [Line Items]
Shareholders loans payable | $		$ 9,013,611				$ 50,057,013
Convertible Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount | €				€ 6,000,000
Interest accrued rate per annum		15.00%
Maturity date description		March 5, 2026
Discount rate percentage			10.00%
Unsecured Shareholder Term Loans [Member]
Short-Term Debt [Line Items]
Borrow amount			$ 2,400,000		€ 1,849,502
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount	€ 2,300,000		3,000,000
Interest rate percentage	7.75%
Line of credit term	5 years
Tranche One [Member] | Convertible Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount			3,800,000						€ 3,000,000
Interest accrued rate per annum								35.00%
Tranche Two [Member] | Convertible Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount			$ 3,800,000				€ 3,000,000
Interest accrued rate per annum							25.00%